Impairment Testing (Narratives) (Details)	12 Months Ended
Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
After-tax discount rate used in calculation of the recoverable amount of the operating segments (nominal)	9.50%
Long-term growth rate	0% - 2%